Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 MXN ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)
Disclosure of financial assets [line items]
Cash	$ 8,818,000			$ 4,392,000		$ 2,105,000	$ 2,549,000
Cash equivalents	$ 0			0
Currency risk [member]
Disclosure of financial assets [line items]
Increase or decrease exchange rate	10.00%	10.00%
Increase or decrease in comprehensive income (loss)	$ 1,293,000	$ 546
Credit risk [member]
Disclosure of financial assets [line items]
Cash and account receivable	10,398,000			5,562,000
Credit risk [member] | One Customer
Disclosure of financial assets [line items]
Trade receivables	315,000
Credit risk [member] | Mexico [member]
Disclosure of financial assets [line items]
Cash	1,105,000			901,000
VAT receivable	1,085,000			619,000
Credit risk [member] | Canada [member]
Disclosure of financial assets [line items]
Cash			$ 5,490		$ 2,317
Remainder of cash	2,223,000			1,174,000
GST receivable	28,000			41,000
Liquidity risk [member]
Disclosure of financial assets [line items]
Cash	8,818,000			$ 4,392,000
Commodity price risk [member]
Disclosure of financial assets [line items]
Decrease or increase in revenue	$ 2,568,000
Decrease or increase in metal prices	10.00%		10.00%